Intangible Assets	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Intangible Assets
10.	INTANGIBLE ASSETS
The Company’s intangible assets were as follows, as at:

	January 31, 2020			January 31, 2019
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Goodwill	$230.2	$—	$230.2	$169.4	$—	$169.4
Trademarks	219.2	—	219.2	199.8	—	199.8
Software and licences	172.1	95.5	76.6	131.5	84.3	47.2
Patents	5.3	0.9	4.4	—	—	—
Dealer networks	137.3	61.1	76.2	109.3	52.3	57.0
Customer relationships	23.6	20.1	3.5	24.2	18.9	5.3
Total	$787.7	$177.6	$610.1	$634.2	$155.5	$478.7
The Company completed the required annual impairment test of goodwill and indefinite useful life trademarks as at the consolidated statement of financial position dates and concluded that no impairment had occurred during the years ended January 31, 2020 and 2019.
The following table explains the changes in Company’s intangible assets during the year ended January 31, 2020:

	Carrying amount as at January 31, 2019	Additions	Business combinations		Transfer to right-of-use assets (Note 11)	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2020
Goodwill	$169.4	$—	$60.8	[a]	$—	$—	$—	$230.2
Trademarks	199.8	—	19.5		—	—	(0.1)	219.2
Software and licences	47.2	44.3	—		(0.7)	(13.7)	(0.5)	76.6
Patents	—	4.9	—		—	(0.5)	—	4.4
Dealer networks	57.0	—	28.2		—	(8.6)	(0.4)	76.2
Customer relationships	5.3	—	—		—	(1.7)	(0.1)	3.5
Total	$478.7	$49.2	$108.5		$(0.7)	$(24.5)	$(1.1)	$610.1
[a]
Includes $0.8 million of post-closing adjustments related to a previous business combination.
The following table explains the changes in Company’s intangible assets during the year ended January 31, 2019:

	Carrying amount as at January 31, 2018	Additions	Business combinations	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2019 [a]
Goodwill	$116.0	$—	$53.5	$—	$(0.1)	$169.4
Trademarks	136.0	—	63.5	—	0.3	199.8
Software and licences	40.9	20.5	—	(14.2)	—	47.2
Dealer networks	14.6	—	46.6	(5.3)	1.1	57.0
Customer relationships	7.1	—	—	(1.8)	—	5.3
Total	$314.6	$20.5	$163.6	$(21.3)	$1.3	$478.7
[a]
Leased software and licences of $0.7 million are included in the carrying amount.